WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited)	June 30, 2019

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SENIOR LOANS(a)(b) - 142.0%
Basic Industry - 2.8%
Frontdoor Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.938%	8/18/25	$198,500	$198,500	(c)(d)
Starfruit Finco BV, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	5.669%	10/1/25	1,107,225	1,092,457	(d)
Tailwind Smith Cooper Intermediate Corp., First Lien Initial Term Loan (3 mo. USD LIBOR + 5.000%)	7.330%	5/28/26	820,000	805,137	(d)
Tailwind Smith Cooper Intermediate Corp., Second Lien Initial Term Loan (3 mo. USD LIBOR + 9.000%)	11.330%	5/28/27	1,020,000	971,550	(d)

Total Basic Industry				3,067,644

Capital Goods - 11.8%
American Traffic Solutions Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	6.152%	2/28/25	432,001	434,027	(d)
Brookfield WEC Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.500%)	5.902%	8/1/25	725,253	725,706	(d)
Brookfield WEC Holdings Inc., First Lien Term Loan	—	8/1/25	230,000	229,713	(c)(e)
Concrete Pumping Holdings Inc., Initial Term Loan (3 mo. USD LIBOR + 6.000%)	8.598%	11/14/25	635,125	625,598	(c)(d)
Core & Main LP, Initial Term Loan (3 mo. USD LIBOR + 3.000%)	5.520%	8/1/24	728,900	728,140	(d)
Hornblower Sub LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.500%)	6.830%	4/27/25	1,455,044	1,458,227	(d)
Ply Gem Midco Inc., Initial Term Loan (3 mo. USD LIBOR + 3.750%)	6.354%	4/12/25	443,854	432,758	(d)
Printpack Holdings Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	5.438%	7/26/23	654,727	651,846	(c)(d)
Reynolds Group Holdings Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.750%)	5.152%	2/6/23	2,205,876	2,192,465	(d)
Ring Container Technologies LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 2.750%)	5.152%	10/31/24	575,691	569,934	(d)
TAMKO Building Products Inc., Initial Term Loan	5.580-5.652%	5/29/26	240,000	239,694	(c)(d)
Travelport Finance (Luxembourg) SARL, First Lien Initial Term Loan (3 mo. USD LIBOR + 5.000%)	7.541%	5/29/26	1,470,000	1,388,047	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Goods - (continued)
Ventia Deco LLC, 2017 Refinancing Term Loan B (3 mo. USD LIBOR + 3.500%)	5.842%	5/20/22	$941,814	$944,169	(c)(d)(e)
Vertex Aerospace Services Corp., Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.902%	6/30/25	386,100	387,789	(d)
WP CPP Holdings LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	6.340%	4/30/25	1,351,044	1,351,607	(d)
WP CPP Holdings LLC, Second Lien Term Loan (3 mo. USD LIBOR + 7.750%)	10.340%	4/30/26	410,000	409,488	(d)

Total Capital Goods				12,769,208

Communications - 13.8%
Advantage Sales & Marketing Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.250%)	5.580%	7/23/21	395,736	361,999	(d)
Ancestry.com Operations Inc., Term Loan B (1 mo. USD LIBOR + 3.250%)	5.660%	10/19/23	1,317,804	1,316,150	(d)
Applovin Corp., Initial Term Loan (1 mo. USD LIBOR + 3.500%)	5.902%	8/15/25	768,070	767,110	(c)(d)
CBS Radio Inc., Term Loan B1 (1 mo. USD LIBOR + 2.750%)	5.152%	11/18/24	114,066	114,209	(d)
CenturyLink Inc., Initial Term Loan B (1 mo. USD LIBOR + 2.750%)	5.152%	1/31/25	719,101	703,146	(d)
EVO Payments International LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.250%)	5.660%	12/22/23	885,516	884,040	(d)
EW Scripps Co., Term Loan B1 (1 mo. USD LIBOR + 2.750%)	5.152%	5/1/26	897,750	897,189	(d)
iHeartCommunications Inc., Term Loan	—	5/4/26	1,210,000	1,213,025	(e)
Intelsat Jackson Holdings SA, Term Loan B3 (1 mo. USD LIBOR + 3.750%)	6.154%	11/27/23	970,000	960,603	(d)
Level 3 Financing Inc., 2024 Term Loan B (1 mo. USD LIBOR + 2.250%)	4.652%	2/22/24	500,000	496,510	(d)
Lions Gate Capital Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.250%)	4.652%	3/24/25	406,086	404,309	(d)
Meredith Corp., Term Loan B1 (1 mo. USD LIBOR + 2.750%)	5.152%	1/31/25	262,099	262,324	(d)
Nexstar Broadcasting Inc., Term Loan B4	—	7/15/26	1,200,000	1,197,250	(e)
Numericable U.S. LLC, USD Incremental Term Loan B13 (1 mo. USD LIBOR + 4.000%)	6.394%	8/14/26	388,050	380,832	(d)
Numericable U.S. LLC, USD Term Loan B11 (1 mo. USD LIBOR + 2.750%)	5.152%	7/31/25	676,643	646,194	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Communications - (continued)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.690%)	6.082%	1/31/26	$619,752	$602,709	(d)
Radio One Inc., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	6.410%	4/18/23	807,258	781,022	(c)(d)
Shutterfly Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.500%)	4.910%	8/17/24	232,135	232,329	(d)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	5.152%	3/15/24	1,228,150	1,171,457	(d)
Virgin Media Bristol LLC, Term Loan Facility K (1 mo. USD LIBOR + 2.500%)	4.894%	1/15/26	1,080,000	1,077,450	(d)
Ziggo Secured Finance Partnership, Term Loan E (1 mo. USD LIBOR + 2.500%)	4.894%	4/15/25	500,000	490,660	(d)

Total Communications				14,960,517

Consumer Cyclical - 26.7%
Academy Ltd., Initial Term Loan	6.439-6.440%	7/1/22	383,527	277,099	(d)
Adient US LLC, Initial Term Loan (Prime + 3.250%)	8.750%	5/6/24	1,200,000	1,172,750	(d)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	5.402%	7/31/24	1,520,844	1,516,805	(d)
American Axle & Manufacturing Inc., Term Loan B	4.660-4.840%	4/6/24	6,350	6,225	(d)
AP NMT Acquisition BV, Second Lien Dollar Term Loan B (3 mo. USD LIBOR + 9.000%)	11.596%	8/13/22	890,000	885,550	(d)
ASHCO LLC, Initial Term Loan (1 mo. USD LIBOR + 5.000%)	7.402%	9/25/24	1,630,759	1,560,931	(d)
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.938%	8/15/25	781,006	781,494	(d)
Brookfield Property REIT Inc., Initial Term Loan B (1 mo. USD LIBOR + 2.500%)	4.902%	8/27/25	542,733	531,049	(d)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	5.152%	12/23/24	1,224,512	1,203,520	(d)
Carrols Restaurant Group Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	5.660%	4/3/26	370,000	368,304	(d)
CEOC LLC, Term Loan B	—	10/7/24	400,000	397,800	(e)
Crossmark Holdings Inc., First Lien Term Loan (Prime + 2.500%)	8.000%	12/20/19	516,919	183,506	(d)
CWGS Group LLC, Term Loan (1 mo. USD LIBOR + 2.750%)	5.152-5.190%	11/8/23	1,115,449	1,031,791	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Cyclical - (continued)
Drive Chassis Holdco LLC, Second Lien Term Loan B (3 mo. USD LIBOR + 8.250%)	10.834%	4/10/26	$1,080,000	$1,042,200	(c)(d)
EG America LLC, Term Loan Facility (3 mo. USD LIBOR + 4.000%)	6.330%	2/7/25	813,577	801,373	(d)
EG Dutch Finco BV, USD Term Loan Facility B (3 mo. USD LIBOR + 4.000%)	6.330%	2/6/25	79,000	77,815	(d)
Equinox Holdings Inc., Incremental Term Loan B1 (3 mo. USD LIBOR + 3.000%)	5.402%	3/8/24	708,006	707,373	(d)
Fitness International LLC, Term Loan B (1 mo. USD LIBOR + 3.250%)	5.652%	4/18/25	818,028	813,596	(d)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	4.402%	11/30/23	433,399	433,026	(d)
Garda World Security Corp., New Incremental Term Loan B	6.020-8.000%	5/24/24	1,290,761	1,283,823	(d)(e)
Golden Nugget Inc., Term Loan B (1 mo. USD LIBOR + 2.750%)	5.144-5.152%	10/4/23	87,707	87,098	(d)
Leslie’s Poolmart Inc., Term Loan B2 (2 mo. USD LIBOR + 3.500%)	5.981%	8/16/23	1,008,305	958,730	(d)
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	4.902-4.904%	1/30/23	894,940	866,973	(d)(e)
Mohegan Tribal Gaming Authority, Term Loan B (1 mo. USD LIBOR + 4.000%)	6.402%	10/13/23	760,319	713,940	(d)
Panther BF Aggregator 2 LP, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.500%)	5.902%	4/30/26	1,510,000	1,499,430	(d)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 3.000%)	5.402%	5/15/26	780,000	781,950	(d)
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. USD LIBOR + 2.750%)	5.152%	5/2/22	1,121,320	1,115,203	(d)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	5.152-5.231%	8/14/24	420,905	415,118	(d)
Securus Technologies Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 4.500%)	6.830%	11/1/24	1,683,810	1,581,729	(d)
Securus Technologies Holdings Inc., Second Lien Initial Term Loan (3 mo. USD LIBOR + 8.250%)	10.580%	11/1/25	570,000	528,200	(d)
ServiceMaster Co. LLC, Term Loan C (1 mo. USD LIBOR + 2.500%)	4.902%	11/8/23	115,454	115,743	(d)
Spencer Spirit IH LLC, Initial Term Loan	—	6/12/26	720,000	705,150	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Cyclical - (continued)
Stars Group Holdings BV, USD Term Loan (3 mo. USD LIBOR + 3.500%)	5.830%	7/10/25	$370,392	$370,855	(d)
Station Casinos LLC, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	4.910%	6/8/23	430,246	428,767	(d)
TKC Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	6.160%	2/1/23	1,452,620	1,423,568	(d)
TKC Holdings Inc., Second Lien Initial Term Loan (1 mo. USD LIBOR + 8.000%)	10.410%	2/1/24	1,229,924	1,213,525	(d)
Trans Union LLC, 2017 Replacement Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.402%	4/10/23	45,728	45,724	(d)
World Triathlon Corp., Initial Term loan (1 mo. USD LIBOR + 4.250%)	6.652%	6/25/21	1,061,432	1,064,086	(c)(d)

Total Consumer Cyclical				28,991,819

Consumer Non-Cyclical - 32.3%
8th Avenue Food & Provisions Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.750%)	6.169%	10/1/25	895,500	897,179	(d)
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.750%)	10.169%	10/1/26	760,000	760,000	(c)(d)
Agiliti Health Inc., Term Loan (1 mo. USD LIBOR + 3.000%)	5.500%	1/4/26	590,000	590,723	(c)(d)
Air Medical Group Holdings Inc., 2017 New Term Loan (1 mo. USD LIBOR + 4.250%)	6.652%	3/14/25	505,467	476,493	(d)
Air Medical Group Holdings Inc., 2018 Term Loan (1 mo. USD LIBOR + 3.250%)	5.644%	4/28/22	1,306,231	1,233,688	(d)
Akorn Inc., Term Loan (1 mo. USD LIBOR + 7.000% PIK)	9.438%	4/16/21	250	236	(d)(f)
Albany Molecular Research Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	5.652%	8/30/24	1,179,000	1,159,841	(d)
Albertson’s LLC, 2017 Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	5.402%	6/22/23	838,760	839,226	(d)
Albertson’s LLC, 2018 Term Loan B7 (1 mo. USD LIBOR + 3.000%)	5.402%	11/17/25	525,234	523,405	(d)
Allied Universal Holdco LLC, Delayed Draw Term Loan	—	6/27/26	75,676	75,597	(e)
Allied Universal Holdco LLC, Term Loan	—	6/27/26	764,324	763,528	(e)
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	7.045%	2/11/26	1,536,150	1,535,671	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Non-Cyclical - (continued)
Atlantic Aviation FBO Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	6.160%	12/6/25	$1,233,800	$1,244,565	(c)(d)
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	5.412%	6/2/25	1,096,277	1,096,962	(d)
BCPE Empire Holdings Inc., First Lien Delayed Draw Term Loan	—	6/11/26	191,772	191,293	(c)(e)
BCPE Empire Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	6.402%	6/11/26	973,614	971,180	(c)(d)
Beta Sub LLC, Term Loan	—	5/22/26	980,000	978,775	(c)(e)
Change Healthcare Holdings LLC, Closing Date Term Loan (1 mo. USD LIBOR + 2.750%)	5.152%	3/1/24	1,638,343	1,627,762	(d)
CHG Healthcare Services Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	5.402%	6/7/23	890,094	887,034	(d)
CHG PPC Parent LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 2.750%)	5.152%	3/31/25	148,500	147,663	(d)
Covenant Surgical Partners Inc., Delayed Draw Term Loan	—	10/4/24	120,000	119,550	(c)(e)
Covenant Surgical Partners Inc., Term Loan	—	6/19/26	600,000	597,750	(c)(e)
Endo Luxembourg Finance Company I SARL, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	6.688%	4/29/24	1,281,090	1,205,025	(d)
Exactech Inc., Closing Date Term Loan (1 mo. USD LIBOR + 3.750%)	6.152%	2/14/25	195,560	195,743	(d)
GoodRX Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 2.750%)	5.144%	10/12/25	2,212	2,199	(d)
Immucor Inc., Term Loan B3 (3 mo. USD LIBOR + 5.000%)	7.330%	6/15/21	1,319,595	1,317,946	(d)
Kingpin Intermediate Holdings LLC, 2018 Refinancing Term Loan (1 mo. USD LIBOR + 3.500%)	5.900%	7/3/24	1,539,023	1,540,909	(c)(d)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.904%	11/16/25	2,130,048	2,123,125	(d)
Mister Car Wash Holdings Inc., First Lien Delayed Draw Term Loan	—	5/14/26	44,286	44,189	(e)
Mister Car Wash Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.500%)	5.901%	5/14/26	685,714	684,286	(d)
NorthRiver Midstream Finance LP, Initial Term Loan B (3 mo. USD LIBOR + 3.250%)	5.850%	10/1/25	972,650	972,824	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Non-Cyclical - (continued)
NVA Holdings Inc., Incremental Term Loan B4 (1 mo. USD LIBOR + 3.500%)	5.939%	2/2/25	$480,000	$480,300	(d)
Pearl Intermediate Parent LLC, First Lien Delayed Draw Term Loan (1 mo. USD LIBOR + 2.750%)	5.152%	2/14/25	55,601	53,933	(d)(e)
Pearl Intermediate Parent LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 2.750%)	5.152%	2/14/25	187,887	182,250	(d)
Phoenix Guarantor Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.921%	3/5/26	1,334,614	1,329,887	(d)
Pluto Acquisition I Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 5.000%)	7.383%	6/18/26	900,000	893,250	(c)(d)
Radnet Management Inc., First Lien Term Loan B1	6.110-6.360%	6/30/23	1,222,352	1,219,678	(d)
Shearer’s Foods LLC, First Lien Term Loan	6.652-8.438%	6/30/21	925,066	922,368	(d)
Surgery Center Holdings Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	5.660%	9/2/24	574,150	555,968	(d)
TOMS Shoes LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	8.080%	10/30/20	293,144	223,522	(d)
U.S. Anesthesia Partners Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	5.402%	6/24/24	1,084,095	1,068,511	(d)
U.S. Renal Care Inc., First Lien Term Loan B	—	6/12/26	1,000,000	984,107	(e)
Vetcor Professional Practices LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	5.402%	7/2/25	851,400	834,372	(c)(d)
Wink Holdco Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	5.402%	12/2/24	758,450	744,229	(d)
WP CityMD Bidco LLC, Refinancing Term Loan (1 mo. USD LIBOR + 3.500%)	5.902%	6/7/24	842,305	841,778	(d)(e)

Total Consumer Non-Cyclical				35,138,520

Electric - 1.5%
Calpine Corp., Term Loan (3 mo. USD LIBOR + 2.500%)	4.830%	1/15/24	277,830	276,805	(d)
Eastern Power LLC, Term Loan B (1 mo. USD LIBOR + 3.750%)	6.152%	10/2/23	843,668	844,130	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric - (continued)
Panda Temple Power LLC, Second Lien Term Loan (1 mo. USD LIBOR +8.000% PIK)	10.404%	2/7/23	$333,420	$334,461	(d)(f)
Terra-Gen Finance Co. LLC, Term Loan (1 mo. USD LIBOR + 4.250%)	6.660%	12/9/21	159,453	141,515	(d)

Total Electric				1,596,911

Energy - 2.9%
KCA Deutag Alpha Ltd., Term Loan B (3 mo. USD LIBOR + 6.750%)	9.080%	2/28/23	594,000	451,440	(d)
Lower Cadence Holdings LLC, Initial Term Loan (1 mo. USD LIBOR + 4.000%)	6.404%	5/22/26	600,000	598,687	(d)
Paragon Offshore Finance Co., Term Loan	—	—	1,829	849	*(c)(g)
Penn Virginia Holdings Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.000%)	9.410%	9/29/22	790,000	778,150	(c)(d)
Permian Production Partners LLC, Initial Term Loan (1 mo. USD LIBOR + 6.000%)	8.410%	5/20/24	798,000	634,410	(c)(d)
Traverse Midstream Partners LLC, Term Loan (3 mo. USD LIBOR + 4.000%)	6.590%	9/27/24	735,798	728,900	(d)

Total Energy				3,192,436

Finance Companies - 2.4%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 1.750%)	4.133%	1/15/25	634,050	633,830	(d)(e)
Clipper Acquisitions Corp., Term Loan B1 (1 mo. USD LIBOR + 1.750%)	4.180%	12/27/24	741,238	733,825	(c)(d)
Greenhill & Co. Inc., Term Loan (1 mo. USD LIBOR + 3.250%)	5.661%	4/12/24	1,250,000	1,247,916	(d)

Total Finance Companies				2,615,571

Financial Other - 17.5%
AqGen Ascensus Inc., Third Amendment Replacement Term Loan (3 mo. USD LIBOR + 4.000%)	6.200%	12/5/22	895,466	898,264	(d)
Blackstone CQP Holdco LP, Initial Term Loan (3 mo. USD LIBOR + 3.500%)	5.887%	6/7/24	650,000	651,625	(d)
Citadel Securities LP, Term Loan (1 mo. USD LIBOR + 3.500%)	5.902%	2/27/26	2,174,550	2,179,986	(c)(d)(e)
Citco Funding LLC, 2017 Term Loan (1 mo. USD LIBOR + 2.500%)	4.902%	9/28/23	895,420	894,860	(c)(d)
Deerfield Dakota Holding LLC, 2019 Incremental Term Loan (1 mo. USD LIBOR + 4.000%)	6.402%	2/13/25	418,950	417,903	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Financial Other - (continued)
Edelman Financial Center LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	5.644%	7/21/25	$925,350	$924,627	(d)
Edelman Financial Center LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 6.750%)	9.144%	7/20/26	780,000	786,825	(d)
Finco I LLC, 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.000%)	4.402%	12/27/22	24,459	24,471	(d)
First Eagle Holdings Inc., Initial Term Loan (3 mo. USD LIBOR + 2.750%)	5.080%	12/2/24	635,927	636,060	(d)
Focus Financial Partners LLC, Term Loan B2 (1 mo. USD LIBOR + 2.500%)	4.902%	7/3/24	276,964	277,007	(d)
Guggenheim Partners Investment Management Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	5.152%	7/21/23	487,653	488,873	(d)
Hudson River Trading LLC, Term Loan (3 mo. USD LIBOR + 3.500%)	5.830%	4/3/25	1,256,834	1,259,976	(c)(d)
Jane Street Group LLC, New Term Loan (1 mo. USD LIBOR + 3.000%)	5.402%	8/25/22	2,788,025	2,776,407	(d)
Kestra Advisor Services Holdings A Inc., Initial Term Loan (3 mo. USD LIBOR + 4.250%)	6.780%	6/3/26	980,000	976,325	(d)
KWOR Acquisition Inc., First Lien Delayed Draw Term Loan	—	6/3/26	133,636	131,799	(e)
KWOR Acquisition Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	6.402%	6/3/26	1,336,364	1,331,352	(c)(d)
LPL Holdings Inc., Term Loan B (1 mo. USD LIBOR + 2.250%)	4.654%	9/23/24	815,848	815,083	(d)
Resolute Investment Managers Inc., Refinancing Term Loan (3 mo. USD LIBOR + 3.250%)	5.580%	4/30/22	745,960	747,824	(c)(d)
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.500%)	6.902%	8/27/25	1,501,440	1,505,418	(d)
VFH Parent LLC, Initial Term Loan (3 mo. USD LIBOR + 3.500%)	6.044%	3/1/26	1,257,375	1,261,501	(d)

Total Financial Other				18,986,186

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Other - 0.9%
CRCI Longhorn Holdings Inc., First Lien Closing Date Term Loan (1 mo. USD LIBOR + 3.500%)	5.912%	8/8/25	$255,017	$252,467	(d)
Mirion Technologies Inc., Initial Dollar Term Loan (3 mo. USD LIBOR + 4.000%)	6.330%	3/6/26	690,000	692,731	(d)

Total Industrial Other				945,198

Insurance - 7.2%
AmeriLife Group LLC, First Lien Delayed Draw Term Loan	—	6/12/26	100,702	99,821	(e)
AmeriLife Group LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.902%	6/12/26	719,298	720,647	(d)
AmeriLife Group LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 9.000%)	11.410%	6/11/27	120,000	119,550	(d)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	5.402%	11/3/24	1,597,453	1,595,955	(d)
Asurion LLC, Second Lien Replacement Term Loan B2 (1 mo. USD LIBOR + 6.500%)	8.902%	8/4/25	890,000	903,721	(d)
Hyperion Refinance SARL, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	5.938%	12/20/24	1,562,708	1,558,314	(d)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	5.351%	6/7/23	1,961,802	1,880,469	(d)(e)
NMI Holdings Inc., Initial Term Loan (1 mo. USD LIBOR + 4.750%)	6.950%	5/24/23	306,900	307,284	(c)(d)
Sedgwick Claims Management Services Inc., Term Loan (1 mo. USD LIBOR + 3.250%)	5.652%	12/31/25	676,600	668,565	(d)

Total Insurance				7,854,326

REITS - 1.8%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	5.144%	5/15/26	600,000	596,235	(c)(d)
Blackstone Mortgage Trust Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.902%	4/23/26	1,160,000	1,165,800	(c)(d)
iStar Inc., New Term Loan B (1 mo. USD LIBOR + 2.750%)	5.133-5.171%	6/28/23	194,035	193,911	(d)

Total REITS				1,955,946

Technology - 19.0%
Access CIG LLC, First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	6.189%	2/27/25	563,869	561,402	(d)
Access CIG LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 7.750%)	10.189%	2/13/26	100,000	99,437	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology - (continued)
Blackhawk Network Holdings Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.000%)	5.402%	6/15/25	$852,047	$847,101	(d)
Blackhawk Network Holdings Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.000%)	9.438%	6/15/26	340,000	340,000	(d)
Carbonite Inc., Initial Term Loan (1 mo. USD LIBOR + 3.750%)	6.152%	3/26/26	1,260,000	1,264,987	(d)
Commscope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	5.652%	4/4/26	300,000	300,037	(d)
Datto Inc., Term Loan (3 mo. USD LIBOR + 4.250%)	6.580%	4/2/26	1,100,000	1,111,000	(d)
DigiCert Holdings Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.000%)	6.402%	10/31/24	2,050,894	2,047,049	(d)(e)
DigiCert Holdings Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.000%)	10.402%	10/31/25	880,000	878,167	(d)
Donnelley Financial Solutions Inc., 2017 Refinancing Term Loan (1 mo. USD LIBOR + 3.000%)	5.412%	9/29/23	47,643	47,494	(d)
Finastra USA Inc., First Lien Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	5.902%	6/13/24	1,158,838	1,131,626	(d)
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	6.652%	11/29/25	1,213,900	1,174,752	(d)
Global Tel Link Corp., Second Lien Term Loan (1 mo. USD LIBOR + 8.250%)	10.652%	11/20/26	1,120,000	1,093,400	(c)(d)
GlobalFoundries Inc., Initial Dollar Term Loan (3 mo. USD LIBOR + 4.000%)	6.438%	6/5/26	820,000	809,750	(c)(d)
KSBR Holding Corp., Term Loan (1 mo. USD LIBOR + 4.500%)	6.894%	4/15/26	1,330,000	1,344,962	(c)(d)
MA Financeco LLC, Term Loan B2 (1 mo. USD LIBOR + 2.250%)	4.652%	11/19/21	204,302	202,565	(d)
MA Financeco LLC, Term Loan B3 (1 mo. USD LIBOR + 2.500%)	4.902%	6/21/24	101,100	99,331	(d)
McAfee LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 8.500%)	10.902%	9/29/25	229,091	232,432	(d)
McAfee LLC, Term Loan B (1 mo. USD LIBOR + 3.750%)	6.152%	9/30/24	1,383,284	1,382,636	(d)(e)
Project Alpha Intermediate Holding Inc., 2019 Incremental Term Loan (3 mo. USD LIBOR + 4.250%)	6.780%	4/26/24	1,380,000	1,376,550	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology - (continued)
Project Boost Purchaser LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.500%)	6.024%	6/1/26	$420,000	$418,775	(d)
Seattle Escrow Borrower LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.902%	6/21/24	682,752	670,804	(d)
Severin Acquisition LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.250%)	5.815%	8/1/25	649,237	642,543	(d)
Sophia LP, Term Loan B (3 mo. USD LIBOR + 3.250%)	5.580%	9/30/22	586,046	585,313	(d)
Sound Inpatient Physicians Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 2.750%)	5.152%	6/27/25	711,507	711,952	(d)
Web.com Group Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	6.161%	10/10/25	799,635	791,722	(d)
Zotec Partners LLC, Term Loan (1 mo. USD LIBOR + 5.000%)	7.410%	2/14/24	494,063	497,768	(c)(d)

Total Technology				20,663,555

Transportation - 1.4%
GlobalTranz Enterprises LLC, First Lien Delayed Draw Term Loan	—	5/1/26	332,308	321,508	(c)(e)
GlobalTranz Enterprises LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 5.000%)	7.394%	5/1/26	1,287,692	1,245,842	(c)(d)

Total Transportation				1,567,350

TOTAL SENIOR LOANS (Cost - $155,805,659)				154,305,187

CORPORATE BONDS & NOTES - 2.8%
CONSUMER DISCRETIONARY - 0.6%
Diversified Consumer Services - 0.3%
Prime Security Services Borrower LLC/ Prime Finance Inc., Secured Notes	9.250%	5/15/23	274,000	288,269	(h)

Household Durables - 0.3%
Allied Universal Holdco LLC, Senior Secured Notes	6.625%	7/15/26	330,000	335,775	(h)(i)

TOTAL CONSUMER DISCRETIONARY				624,044

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	350,000	364,437	(h)
Magnum Hunter Resources Corp. Escrow	—	—	120,000	0	*(c)(g)(j)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	$520,000	$663,000	(h)
Northern Oil and Gas Inc., Secured Notes (8.500% Cash + 1.000% PIK)	9.500%	5/15/23	90,951	94,362	(f)

TOTAL ENERGY				1,121,799

FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
DAE Funding LLC, Senior Notes	4.500%	8/1/22	470,000	478,225	(h)

INDUSTRIALS - 0.2%
Machinery - 0.2%
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	200,000	192,292	(h)

MATERIALS - 0.3%
Containers & Packaging - 0.3%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	360,176	364,678	(f)(h)

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	260,000	272,025

TOTAL CORPORATE BONDS & NOTES (Cost - $2,886,485)				3,053,063

			SHARES
COMMON STOCKS - 0.7%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
Dayco Products LLC			4,745	151,840	*(c)
Dayco Products LLC			167	5,344	*(c)

Total Automobiles				157,184

Household Durables - 0.1%
EveryWare Global			66,667	63,334	*(c)

TOTAL CONSUMER DISCRETIONARY				220,518

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Paragon Offshore Litigation Trust A			503	472
Paragon Offshore Litigation Trust B			252	8,820	(c)

Total Energy Equipment & Services				9,292

Oil, Gas & Consumable Fuels - 0.1%
Montage Resources Corp.			13,443	82,002	*

TOTAL ENERGY				91,294

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

SECURITY†	RATE	SHARES	VALUE
UTILITIES - 0.4%
Electric Utilities - 0.4%
Panda Temple Power LLC		21,649	$476,278	*

TOTAL COMMON STOCKS (Cost - $2,757,900)			788,090

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $161,450,044)			158,146,340

SHORT-TERM INVESTMENTS - 4.1%
Dreyfus Government Cash Management, Institutional Shares (Cost - $4,515,010)	2.261%	4,515,010	4,515,010

TOTAL INVESTMENTS - 149.6% (Cost - $165,965,054)			162,661,350
Liabilities in Excess of Other Assets - (49.6)%			(53,950,799)

TOTAL NET ASSETS - 100.0%			$108,710,551

†	Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

*	Non-income producing security.

(a)	Interest rates disclosed represent the effective rates on collateralized and uncollateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(b)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(c)	Security is valued using significant unobservable inputs (Note 1).

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	All or a portion of this loan is unfunded as of June 30, 2019. The interest rate for fully unfunded term loans is to be determined.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(i)	Securities traded on a when-issued or delayed delivery basis.

(j)	Value is less than $1.

Abbreviations used in this schedule:

LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	June 30, 2019

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Loan Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to maximize current income consistent with prudent efforts to preserve capital.

The Fund invests primarily in floating- or variable-rate collateralized senior loans to corporations, partnerships or other business entities operating in various industries and geographic regions.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Senior Loans:
Basic Industry	—	$2,869,144	$198,500		$3,067,644
Capital Goods	—	10,078,188	2,691,020		12,769,208
Communications	—	13,412,385	1,548,132		14,960,517
Consumer Cyclical	—	26,885,533	2,106,286		28,991,819
Consumer Non-Cyclical	—	26,416,153	8,722,367		35,138,520
Energy	—	1,779,027	1,413,409		3,192,436
Finance Companies	—	1,881,746	733,825		2,615,571
Financial Other	—	12,572,188	6,413,998		18,986,186
Insurance	—	7,547,042	307,284		7,854,326
REITS	—	193,911	1,762,035		1,955,946
Technology	—	16,917,675	3,745,880		20,663,555
Transportation	—	—	1,567,350		1,567,350
Other senior loans	—	2,542,109	—		2,542,109
Corporate Bonds & Notes:
Energy	—	1,121,799	0	*	1,121,799
Other corporate bonds & notes	—	1,931,264	—		1,931,264
Common Stocks:
Consumer Discretionary	—	—	220,518		220,518
Energy	$82,002	472	8,820		91,294
Utilities	—	476,278	—		476,278

Total Long-Term Investments	82,002	126,624,914	31,439,424		158,146,340

Short-Term Investments†	4,515,010	—	—		4,515,010

Total Investments	$4,597,012	$126,624,914	$31,439,424		$162,661,350

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of September 30, 2018	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Senior Loans:
Basic Industry	$416,802	$379	$5,478	$(3,762)	—
Capital Goods	496,069	396	(989)	14,083	$2,184,090

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities	Balance as of September 30, 2018		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Communications	—		$42	$5	$918	$768,075
Consumer Cyclical	$888,051		3,283	(74,820)	45,791	1,527,876
Consumer Non-Cyclical	1,432,198		(1,763)	(20,152)	27,765	5,799,608
Electric	613,025		(11,367)	(18,007)	27,392	20,154
Energy	1,224,580		(1,076)	556	(171,150)	391,999
Finance Companies	—		654	60	5,649	731,225
Financial Other	—		370	707	28,755	6,535,667
Insurance	312,704		194	10	(3,299)	—
REITS	727,504		238	866	5,700	2,351,101
Technology	626,713		(627)	39	8,017	3,240,700
Transportation	—		403	—	(20,653)	1,587,600
Corporate Bonds & Notes:
Energy	0	*	—	—	—	—
Common Stocks:
Consumer Discretionary	301,833		—	—	(81,315)	—
Energy	236,723		—	—	320,128	—
Utilities	522,282		—	—	(46,004)	—

Total	$7,798,484		$(8,874)	$(106,247)	$158,015	$25,138,095

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of June 30, 2019	Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2019[1]
Senior Loans:
Basic Industry	$(418,897)	$198,500	—	$198,500	—
Capital Goods	(654,475)	651,846	—	2,691,020	$18,502
Communications	(1,930)	781,022	—	1,548,132	918
Consumer Cyclical	(283,895)	—	—	2,106,286	12,676
Consumer Non-Cyclical	(815,962)	2,300,909	$(236)	8,722,367	26,248
Electric	(155,220)	—	(475,977)	—	—
Energy	(31,500)	—	—	1,413,409	(171,150)
Finance Companies	(3,763)	—	—	733,825	5,649
Financial Other	(151,501)	—	—	6,413,998	28,755

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of June 30, 2019		Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2019[1]
Insurance	$(2,325)	—	—	$307,284		$(3,299)
REITS	(1,129,463)	—	$(193,911)	1,762,035		7,840
Technology	(128,962)	—	—	3,745,880		9,807
Transportation	—	—	—	1,567,350		(20,653)
Corporate Bonds & Notes:
Energy	—	—	—	0	*	—
Common Stocks:
Consumer Discretionary	—	—	—	220,518		(81,315)
Energy	(547,560)	—	(471)	8,820		441
Utilities	—	—	(476,278)	—		—

Total	$(4,325,453)	$3,932,277	$(1,146,873)	$31,439,424		$(165,581)

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.